Schedule of contract liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Beginning of the year	$ 5,698	$ 4,600
Revenue recognized from opening balance	(5,698)	(4,600)
Advance billings	2,227	5,607
Foreign currency impact		91
End of the year	$ 2,227	$ 5,698